Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Common Stock Issuance

On April 2, 2025, in connection with the execution of a vendor contract, the Company issued 54,348 shares of its common stock. The Company is currently assessing the accounting treatment of this transaction.

Unite Acquisition 1 Corp. [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

Note 8.  Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through April 15, 2025, the issuance date of these financial statements and has not identified any requiring disclosure except as noted below.

Merger Agreement

On February 11, 2025, the Company’s wholly owned subsidiary, Adaptin Acquisition Co., a Delaware corporation formed on January 30, 2025, merged with and into Adaptin Bio, Inc. (“Private Adaptin”), a privately held Delaware corporation. Pursuant to this transaction (the “Merger”), Private Adaptin was the surviving corporation and became a wholly owned subsidiary of the Company, and all of the outstanding common stock of Private Adaptin was converted into 3,249,999 shares of the Company’s common stock (the “Post-Merger Shares”).

As a result, the Company ceased to be a shell company and will continue as a public reporting company under the new name, Adaptin Bio, Inc. (“Public Adaptin”). Concurrent with the consummation of the Merger, Private Adaptin changed its name to “Adaptin Bio Operating Corporation” and will continue its existing business operations.

The Merger is expected to be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, the Company, which is the legal acquirer, is treated as the “acquired” company for financial reporting purposes and Private Adaptin is treated as the accounting acquirer. This determination was primarily due to the Company being determined to be a shell company in that it did not meet the GAAP definition of a business, did not have more than nominal assets, and did not have more than nominal operations at the time of the Merger. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of a capital transaction in which Private Adaptin is issuing stock for the net assets of the Company. The net assets of the Company will be stated at historical cost, with no goodwill or other intangible assets recorded.

The Offering

On February 11, 2025, concurrent with the closing of the Merger, Public Adaptin issued, in a private placement offering (the “Offering”), 1,080,814 Units (the “Initial Closing”), for an aggregate purchase price of $4,755,582, at a purchase price of $4.40 per Unit, with each Unit consisting of (i) one share of common stock (the “Offering Shares”), (ii) a warrant representing the right to purchase one share of common stock with an exercise price of $4.40 per share and a term of one year from the final closing of the Offering (the “A Warrant”), and (iii) a warrant, representing the right to purchase one-half of a share of common stock, with an exercise price of $6.60 per share and a term of five years from the final closing of the Offering (the “B Warrant,” and together with the A Warrant, the “Warrants”) (such shares of common stock issuable upon the exercise of the Warrants, the “Warrant Shares”).

The offering period commenced on January 8, 2025 and was scheduled to continue until the later of (i) February 28, 2025, unless extended by Public Adaptin and the placement agent; (ii) the date on which the maximum offering amount of approximately $8.5 million (the “Maximum Offering”) is sold by the Public Adaptin; or (iii) on a date mutually agreed upon in writing by Public Adaptin and the placement agent (the “Offering Period”). On February 28, 2025, Public Adaptin and the placement agent agreed to extend the offering period to March 31, 2025.

On March 31, 2025, Public Adaptin issued, in the final closing of the Offering, 319,528 Units (the “Final Closing”), for an aggregate purchase price of $1.4 million.

In connection with the Offering, the placement agent and/or its sub-agents (a) will be paid at each closing from the Offering proceeds a total cash commission of 10.0% of the aggregate gross purchase price paid by purchasers in the Offering at that closing (the “Cash Fee”), (b) will be paid at each closing from the Offering proceeds a total non-allocable expense allowance equal to 2.0% of the aggregate gross purchase price paid by purchasers in the Offering at that closing (the “Expense Allowance”), and (c) will receive (and/or its designees will receive) warrants to purchase a total number of shares of common stock equal to 10.0% of the sum of (i) the number of Offering Shares included in the Units sold in the Offering at that closing and (ii) the number of shares of common stock issuable upon exercise of the Warrants included in the Units sold in the Offering at that closing, with a term expiring seven years after the final closing date of the Offering and an exercise price of $4.40 per share (the “Placement Agent Warrants”). Public Adaptin has agreed to pay certain other expenses of the placement agent, including the fees and expenses of its counsel, in connection with the Offering.

In connection with the Merger, all officers and directors of Public Adaptin and their affiliates and associated entities entered into lock-up agreements with Public Adaptin for a term ending two years after the closing of the Merger, whereby they have agreed to certain restrictions on the sale or disposition (including pledge) of Public Adaptin common stock held by (or issuable to) them. Mr. Nathan Pereira, who was sole officer and director of Public Adaptin prior to the Merger resigned all positions effective at the closing of the Merger.

Registration Rights Agreement

In connection with the Merger and the Offering, Public Adaptin entered into a registration rights agreement, pursuant to which Public Adaptin will file a registration statement with the Securities and Exchange Commission within 60 calendar days after the final closing of the Offering, registering for resale the following: (a) the Offering Shares; (b) the Warrant Shares; (c) the shares of common stock issued or issuable upon exercise of warrants issued to the former holders of Adaptin’s 10% secured promissory notes; (d) the shares of common stock issued to the former holders of Adaptin’s 10% secured subordinated promissory notes; (e) the Post-Merger Shares; (f) shares of common stock issued or issuable upon exercise of the Placement Agent Warrants; and (g) other shares of restricted common stock held by the signatories to the registration rights agreement acquired or issuable in respect of the foregoing shares of common stock by way of conversion, dividend, stock-split, distribution or exchange, merger, consolidation, recapitalization or reclassification or similar transaction.

2025 Equity Incentive Plan

Pursuant to the Merger Agreement, Public Adaptin adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights and performance awards. The 2025 Plan was approved by the Company’s sole stockholder and Board of Directors on February 11, 2025, respectively. Prior to the Initial Closing, the Company’s board of directors reserved a number of shares of common stock equal to 15% of the shares to be outstanding upon each closing of the Offering, up to a maximum aggregate amount of 15% of the fully diluted shares outstanding of Public Adaptin following the final closing of the Offering (assuming exercise or conversion of all then-outstanding common stock equivalents), for the future issuance, at the discretion of the board of directors, of options and other incentive awards to officers, key employees, consultants and directors of Public Adaptin and its subsidiaries.

The number of shares reserved for issuance under the 2025 Plan will increase automatically on January 1 of each of 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of Public Adaptin’s common stock as of December 31 (calculated on a fully-diluted and as-converted basis), or a number as may be determined by Public Adaptin’s board of directors.

Up to 2,196,390 shares of common stock may be reserved under the 2025 Plan. Repricing outstanding stock awards is not permitted without the approval of Public Adaptin’s stockholders, except for certain proportionate capitalization adjustments as set forth in the 2025 Plan. The 2025 Plan terminates on February 11, 2035.

Executive Compensation

On February 11, 2025, effective upon the closing of the Merger, Public Adaptin entered into executive employment agreements with three executive officers (each an “Executive” and collectively, the “Executives”). The agreements include customary non-competition, non-solicitation, and confidentiality covenants; establish the Executives’ duties and compensation; and provide for their continued employment with Public Adaptin. The initial term of each of the employment agreements commenced upon the closing of the Merger and continues for terms ranging from two to three years, unless terminated sooner in accordance with the employment agreement. After the initial term expires, the employment agreements will automatically renew for successive one-year terms unless either Public Adaptin or the Executive provides written notice of their intent not to renew at least 90 days prior to the expiration of the then-current term.

Public Adaptin has agreed to pay the Executives annual base salaries of $960,000 in the aggregate, discretionary equity grants and awards, and annual discretionary bonuses based on targeted percentages of each Executive’s base salary.

In the event that Public Adaptin issues additional securities, raising gross aggregate funds of $10,000,000 (in one or more transactions), occurring, if at all, within two years following the Merger (the “Additional Financing Period”), Public Adaptin will grant each Executive options to purchase a number of shares of common stock of Public Adaptin (the “Anti-Dilution Options”) sufficient to ensure that their respective ownership immediately following the Additional Financing Period, on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable) is equal to their respective ownership immediately following the Merger, as determined on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable). The per share exercise price of the Anti-Dilution Options will be equal to the fair market value of a share of Public Adaptin’s common stock on the date of grant, as determined by the board of directors. The Anti-Dilution Options, if any, will become exercisable in four equal annual installments, in each case subject to the continued employment of each Executive with Public Adaptin on the date each such vesting milestone is achieved, and will be subject to the terms of Public Adaptin’s equity incentive plan then in place and a related option grant agreement to be entered between Executive and Public Adaptin.

The employment agreements may be terminated (a) automatically upon the Executive’s death; (b) by Public Adaptin in the event of the Executive’s disability; (c) by Public Adaptin for cause; (d) by Public Adaptin for any reason other than for cause or the Executive’s disability; (e) by the Executive for good reason or no reason; or (f) by the Executive upon 30 days’ written notice to Public Adaptin at any time for any reason, all as defined in the employment agreements.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, in either case not in connection with a change in control of Public Adaptin, then the Executive will be entitled to separation benefits, consisting of 12-24 months of then-current base salary and continuation of health insurance coverage for 12-18 months, depending on the individual.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, in connection with a change in control of the Company, then the Executive will be entitled to accelerated vesting of all equity awards, in addition to the separation benefits enumerated above.

On February 5, 2025, each of the Company’s Executives agreed to forever waive and discharge any obligation on the part of the Company to pay the consulting fees incurred and unpaid prior to consummation of the Merger. In the aggregate, the amount of consulting fees that were unpaid and waived under these agreements totaled approximately $389,000. Approximately $321,000 had been recorded in accounts payable by the Company as of December 31, 2024.

Transactions with Lucius Partners and Related Persons

On February 11, 2025, the sole holder of common stock of the Company prior to the Merger, Lucius Partners, retained 3,250,000 shares of Public Adaptin common stock after the Merger, after agreeing to cancel and retire 1,750,000 shares of Public Adaptin common stock. In connection with the Merger and Offering, the Company terminated the services agreement with Lucius Partners and fully repaid the unsecured promissory note of $275,000 in addition to other accrued expenses.

Lucius Partners has agreed to provide advisory services to Public Adaptin for two years following the Initial Closing (the “Advisory Period”) and Public Adaptin has agreed to pay to Lucius Partners a cash fee of $180,000 in advance for the first year of advisory services and a cash fee of $45,000 quarterly in advance for the second year of advisory services. The Advisory Period can be renewed for additional one-year periods upon written request by Public Adaptin within 60 days prior to the expiry of any Advisory Period.

Common Stock Issuance

On April 2, 2025, in connection with the execution of a vendor contract, the Company issued 54,348 shares of its common stock. The Company is currently assessing the accounting treatment of this transaction.